Shareholder Report, Average Annual Return (Details) 195449_Tema Alternative Asset Managers ETF_TF_TSR Annual {TF}	5 Months Ended	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2026
Tema Alternative Asset Managers ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tema Alternative Asset Managers ETF NAV
Average Annual Return, Percent	(16.54%)
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Total Return Index
Average Annual Return, Percent	3.35%